DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION (Details) - item	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION
Number of multi family and hotel units			584	423	462	330
Average number of multi family and hotel units	565	376	577	396	473	288